SEGMENT REPORTING (Tables)	12 Months Ended
Oct. 30, 2011
SEGMENT REPORTING
Schedule of operating profit and other financial information

(in thousands)	2011	2010	2009
Sales to Unaffiliated
Customers
Grocery Products	$1,064,558	$1,040,455	$924,682
Refrigerated Foods	4,189,224	3,818,788	3,436,242
Jennie-O Turkey Store	1,467,222	1,310,412	1,227,709
Specialty Foods	835,584	782,958	708,730
All Other	338,501	268,106	236,308
Total	$7,895,089	$7,220,719	$6,533,671
Intersegment Sales
Grocery Products	$-	$-	$-
Refrigerated Foods	14,101	9,152	7,236
Jennie-O Turkey Store	124,868	111,262	97,064
Specialty Foods	127	118	172
All Other	-	-	-
Total	139,096	120,532	104,472
Intersegment elimination	(139,096)	(120,532)	(104,472)
Total	$-	$-	$-
Net Sales
Grocery Products	$1,064,558	$1,040,455	$924,682
Refrigerated Foods	4,203,325	3,827,940	3,443,478
Jennie-O Turkey Store	1,592,090	1,421,674	1,324,773
Specialty Foods	835,711	783,076	708,902
All Other	338,501	268,106	236,308
Intersegment elimination	(139,096)	(120,532)	(104,472)
Total	$7,895,089	$7,220,719	$6,533,671
Segment Operating Profit
Grocery Products	$162,556	$155,922	$162,531
Refrigerated Foods	292,624	276,315	226,171
Jennie-O Turkey Store	204,940	143,644	86,909
Specialty Foods	76,905	80,727	68,484
All Other	36,250	26,126	27,631
Total segment operating profit	$773,275	$682,734	$571,726
Net interest and investment expense (income)	23,448	22,024	8,432
General corporate expense	35,992	40,348	38,312
Noncontrolling interest	5,001	4,189	3,165
Earnings before income taxes	$718,836	$624,551	$528,147

(in thousands)	2011	2010	2009
Assets
Grocery Products	$670,398	$591,082	$445,340
Refrigerated Foods	1,177,588	1,173,540	1,098,133
Jennie-O Turkey Store	805,459	760,566	728,049
Specialty Foods	475,289	432,820	449,558
All Other	196,957	178,642	163,611
Corporate	918,700	917,268	807,364
Total	$4,244,391	$4,053,918	$3,692,055
Additions to Property, Plant and Equipment
Grocery Products	$10,910	$27,018	$51,438
Refrigerated Foods	45,244	38,417	28,303
Jennie-O Turkey Store	29,507	15,986	11,247
Specialty Foods	3,470	1,807	2,922
All Other	1,145	788	732
Corporate	6,635	5,807	2,319
Total	$96,911	$89,823	$96,961
Depreciation and Amortization
Grocery Products	$15,597	$15,084	$15,232
Refrigerated Foods	65,689	64,051	62,317
Jennie-O Turkey Store	25,379	26,898	27,280
Specialty Foods	9,817	11,831	14,082
All Other	1,387	1,305	1,204
Corporate	6,296	6,422	7,023
Total	$124,165	$125,591	$127,138

Schedule of percentages of total revenues contributed by classes of similar products

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Perishable meat	55.1%	54.3%	53.9%
Poultry	19.1	18.7	19.3
Shelf-stable	16.8	17.5	17.3
Other	9.0	9.5	9.5
	100.0%	100.0%	100.0%

Schedule of revenues attributable to U.S. and all foreign countries

	Fiscal Year Ended
	October 30,	October 31,	October 25,
(in thousands)	2011	2010	2009
United States	$7,431,798	$6,874,150	$6,198,818
Foreign	463,291	346,569	334,853
	$7,895,089	$7,220,719	$6,533,671